Interest-Bearing Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deposits [Line Items]
Total deposits	$ 1,121,103	$ 1,052,033
Total of CDs and IRAs	14,825
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Total deposits	$ 9,209	$ 6,868